SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) - Employee [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2020 | shares	2,776,778
Options outstanding, Weighted average remaining contractual life (years)	3 years
Options outstanding, Weighted average exercise price	$ 6.7
Options exercisable as of December 31, 2020 | shares	1,360,403
Options exercisable, Weighted average exercise price of exercisable options	$ 5.0
$2.96-4.27 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	2.96
Exercise Price, upper limit	$ 4.27
Options outstanding as of December 31, 2020 | shares	824,982
Options outstanding, Weighted average remaining contractual life (years)	1 year 3 months 18 days
Options outstanding, Weighted average exercise price	$ 4.0
Options exercisable as of December 31, 2020 | shares	824,982
Options exercisable, Weighted average exercise price of exercisable options	$ 4.0
$4.32-5.70 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	4.32
Exercise Price, upper limit	$ 5.70
Options outstanding as of December 31, 2020 | shares	333,046
Options outstanding, Weighted average remaining contractual life (years)	2 years 4 months 24 days
Options outstanding, Weighted average exercise price	$ 5.0
Options exercisable as of December 31, 2020 | shares	235,421
Options exercisable, Weighted average exercise price of exercisable options	$ 5.0
$7.05-9.15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, lower limit	7.05
Exercise Price, upper limit	$ 9.15
Options outstanding as of December 31, 2020 | shares	1,618,750
Options outstanding, Weighted average remaining contractual life (years)	4 years
Options outstanding, Weighted average exercise price	$ 8.4
Options exercisable as of December 31, 2020 | shares	300,000
Options exercisable, Weighted average exercise price of exercisable options	$ 7.5